Finance expenses	12 Months Ended
Mar. 31, 2026
Text Blocks Abstract
Finance expenses

26. Finance expenses

	Year ended March 31,
	2024		2025		2026
Interest on loans, borrowings and bank overdrafts	₹	6,893	₹	7,124	₹	5,368
Interest on lease liabilities		1,334		1,593		1,956
Interest on liability on written put options to non-controlling interests		33		530		585
Other finance expenses (1)		4,292		5,523		6,668
	₹	12,552	₹	14,770	₹	14,577

(1)
Includes gain on remeasurement of written put options amounting to ₹ 385 for the year ended March 31, 2026.